Lease - Lessee	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Lease - Lessee
Note 12 – Lease - Lessee
ITAÚ UNIBANCO HOLDING is the lessee mainly of properties for use in its operations, which include renewal options and restatement clauses. During the period ended December 31, 2019, total cash outflow with lease amounted to R$ 1,216. Lease agreements in the amount of R$ 579 were renewed. There are no relevant sublease agreements.
Total lease liabilities at present value recognized in the Consolidated Balance sheet is presented below:

12/31/2019
Current	879
Up to 1 year	879
Non-current	3,252
From 1 to 5 years	2,498
Over 5 years	754

Total future minimum payments (Note 18b)	4,131

Lease amounts recognized in the Consolidated Statement of Income:

01/01 to 12/31/2019
Sublease revenue	12
Depreciation expenses	(1,060)
Interest expenses	(271)
Lease expense for low value assets	(82)
Variable expenses not include in lease liabilities	(81)

Total	(1,482)

In the period from January 1 to December 31, 2019, there was an impairment adjustment of R$ (175), recorded under the heading General and Administrative Expenses